Property and Equipment, Net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 167	$ 164
Israel [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	60	76
Romania [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	94	88
Germany [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 13